Summary Results

Category	Population Tested	# of Exceptions	# of HECMs with an Exception*	% of relevant HECM population with Exception
Valuation Update Integrity	252	9	9	3.57%
Property Inspection	254	0	0	0.00%
Borrower’s Age	254	4	4	1.57%
FHA Insurance	991	0	0	0.00%
FC BK Fees	272	34	34	12.50%
Property Pres Fees	272	0	0	0.00%
BPO Ordered	82	0	0	n/a
Lien Search	43	20	14	32.56%
*includes inconclusive results